Debt - Schedule of Floor Plan Notes payable (Details) (Lazy Days' R.V. Center, Inc.) - Lazydays' RV Center Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt discount	$ (65)	$ (143)
Floor plan notes payable, net of debt discount	104,976	95,682
Floor Plan Notes Payable [Member]
Floor plan notes payable, gross	105,207	95,999
Debt discount	(231)	(317)
Floor plan notes payable, net of debt discount	$ 104,976	$ 95,682